Financial instruments (Disclosure of financial instruments) (Details) - CAD ($)	Dec. 31, 2021	Dec. 21, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value through profit and loss ("FVTPL")
Cash	$ 9,273		$ 47,672	$ 25,865
Marketable securities	454,219		2,992,500	3,152,813
Amortized cost
Other receivables	3,750		2,274
Related company loan receivable	1,833,979	$ 1,290,000	1,301,013	$ (168,701)
Other financial liabilities
Accounts payable and accrued liabilities	5,536,070		1,975,542
Convertible debentures	0		171,146
Loans payable	647,762		846,214
Fair value [Member]
Other financial liabilities
Accounts payable and accrued liabilities	5,536,070		1,975,542
Convertible debentures	0		171,146
Loans payable	647,762		846,214
Carrying value [Member]
Other financial liabilities
Accounts payable and accrued liabilities	5,536,070		1,975,542
Convertible debentures	0		171,146
Loans payable	647,762		846,214
Amortized cost [Member] | Fair value [Member]
Amortized cost
Other receivables	3,750		2,274
Related company loan receivable	1,833,979		1,301,013
Amortized cost [Member] | Carrying value [Member]
Amortized cost
Other receivables	3,750		2,274
Related company loan receivable	1,833,979		1,301,013
Fair Value Hierarchy, Level 1 [Member] | Fair value [Member]
Fair value through profit and loss ("FVTPL")
Cash	9,273		47,672
Marketable securities	454,219		2,992,500
Fair Value Hierarchy, Level 1 [Member] | Carrying value [Member]
Fair value through profit and loss ("FVTPL")
Cash	9,273		47,672
Marketable securities	$ 454,219		$ 2,992,500